DEFERRED REVENUE - Disclosure of changes in deferred revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Income [Line Items]
Beginning balance	$ 58,797
Finance expense	5,711	$ 5,549
Ending balance	59,685	58,797
Osisko Gold Royalties Ltd [Member]
Disclosure Of Deferred Income [Line Items]
Beginning balance	53,500	52,758
Finance expense	5,711	5,549
Amortization of deferred revenue	(5,982)	(4,807)
Ending balance	$ 53,229	$ 53,500